LEASES - Additional Information (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Leasehold land
Leases [Line Items]
Lessee, lease terms	50 years
Ongoing lease payments	$ 0
Bottom of Range
Leases [Line Items]
Lessee, lease terms	3 years
Top of Range
Leases [Line Items]
Lessee, lease terms	29 years